6. Impairment of Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes
5. Impairment of Assets

5. Impairment of Assets

On September 29, 2014, the Company, through its wholly-owned Israeli subsidiary, ESQURE, entered into an Asset Purchase Agreement with Michael Cohen, as seller and the control shareholder of Lifewave Ltd., a company organized under the laws of the State of Israel a resident of the State of Israel, as Seller. Pursuant to the terms of the Asset Purchase Agreement, in consideration for the agreement to pay the Seller $350,000, the Company purchased all of remaining assets related to the Company's own patented Bioelectrical Signal Therapy Device, which patent was acquired by the Company in June 2014 pursuant to a Patent Purchase Agreement.

In May 2014, unrelated to the Patent Purchase Agreement and the subsequent Asset Purchase Agreement, Mr. Cohen subscribed for the purchase of 875,000 restricted shares of the Company's common stock at a price of $0.40 per share, which subscription was part of the Company's offering pursuant to Regulation S of a total of 6,500,000 shares at the same offering price per share. Mr. Cohen's subscription purchase price was recorded as a subscription receivable. The Company and Mr. Cohen agreed to settle the $350,000 subscription receivable due for the purchase of the 875,000 shares by the transfer and assignment of the remaining BST related asset under the Asset Purchase Agreement dated September 29, 2014. The settlement of the subscription receivable in the amount of $350,000 resulted in the recognition of a loss of $99,877 and impairment charges of $250,123 because the Asset was impaired due to questionable future revenue. The Company does not expect any revenue until after the FDA approval process, which will not occur until the third quarter of 2016 at the earliest and it is possible the Company does not receive approval.

6. Impairment of Assets

On September 29, 2014, the Company, through its wholly-owned Israeli subsidiary, ESQURE, entered into an Asset Purchase Agreement with Michael Cohen, as seller and the control shareholder of Lifewave Ltd., a company organized under the laws of the State of Israel a resident of the State of Israel, as Seller. Pursuant to the terms of the Asset Purchase Agreement, in consideration for the agreement to pay the Seller $350,000, the Company purchased all of remaining assets related to the Company's own patented Bioelectrical Signal Therapy Device, which patent was acquired by the Company in June 2014 pursuant to a Patent Purchase Agreement.

In May 2014, unrelated to the Patent Purchase Agreement and the subsequent Asset Purchase Agreement, Mr. Cohen subscribed for the purchase of 875,000 restricted shares of the Company's common stock at a price of $0.40 per share, which subscription was part of the Company's offering pursuant to Regulation S of a total of 6,500,000 shares at the same offering price per share. Mr. Cohen's subscription purchase price was recorded as a subscription receivable. The Company and Mr. Cohen agreed to settle the $350,000 subscription receivable due for the purchase of the 875,000 shares by the transfer and assignment of the remaining BST related asset under the Asset Purchase Agreement dated September 29, 2014. The settlement of the subscription receivable in the amount of $350,000 resulted in the recognition of a loss of $99,877 and impairment charges of $250,123 because the Asset was impaired due to questionable future revenue. The Company does not expect any revenue until after the FDA approval process, which will not occur until the third quarter of 2016 at the earliest and it is possible the Company does not receive approval.